Capital Lease	12 Months Ended
Dec. 31, 2012
Capital Lease [Abstract]
Capital Lease

8. Capital Lease

In December 2012, the Company entered into a long-term capital lease for equipment with a principal amount of $22,325, with payments beginning in January 2013. Monthly installments are $788, including principal and interest at an imputed rate of 16.28%. Depreciation of $398 was recorded in 2012 based on the date the equipment was placed in service. Current principal payments are $6,276, and long-term principal payments are $16,049 as of December 31, 2012.

Future minimum lease payments under the capital lease are payable in future years as follows:

2013	$9,456
2014	9,456
2015	9,456
Net minimum lease payments	28,368
Less amounts representing interest	(6,043)
Capital lease obligation payable	$22,325